SUBSEQUENT EVENTS (Details) (Subsequent Event [Member], China Electric Equipment Group Co., Ltd. [Member])	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Subsequent Event [Line Items]
Ownership percentage	100.00%	100.00%
Total consideration	$ 37,700,000	231,200,000
Cash proceeds	$ 13,000,000	79,600,000